                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one): [X] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    May 14, 2013
-------------------------------------   -------------   --------------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          149
Form 13F Information Table Value Total: 1,643,434.27
                                          (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

                                      TITLE OF                       VALUE       SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING
       NAME OF ISSUER                  CLASS            CUSIP      (X$1,000)     PRN AMT    PRN CALL DISCRETION MANAGER  AUTHORITY
THE ADT CORPORATION COM                COM            00101J106     14,426.29    294,775.00 SH          SOLE              294,775.00
AFLAC INC                              COM            001055902         82.40        654.00 SH  CALL    SOLE                  654.00
AES CORP COM                           COM            00130H105      7,201.65    572,924.00 SH          SOLE              572,924.00
ALCOA INC COM                          COM            013817101      3,791.27    444,985.00 SH          SOLE              444,985.00
AMAZON COM INC CALL                    COM            023135906        964.53        671.00 SH  CALL    SOLE                  671.00
AMAZON COM INC PUT                     COM            023135956        655.30        632.00 SH  PUT     SOLE                  632.00
AMERICAN ELEC PWR INC                  COM            025537951          4.00        400.00 SH  PUT     SOLE                  400.00
AMERICAN INTL GROUP INC COM NEW        COM            026874784     63,907.19  1,646,244.00 SH          SOLE            1,646,244.00
ARRIS GROUP INC NOTE 2.000%11/1  NOTE 2.000% 11/1     04269QAC4     16,865.63 15,000,000.00 SH          SOLE                       0
ATLAS PIPELINE PARTNERS LP UNIT
 L P INT                            UNIT LP INT       049392103         60.13      1,739.00 SH          SOLE                1,739.00
AVIAT NETWORKS INC COM                 COM            05366Y102     10,550.65  3,130,756.00 SH          SOLE            3,130,756.00
BAKER HUGHES INC                       COM            057224957        240.80      2,131.00 SH  PUT     SOLE                2,131.00
BANK OF AMERICA CORPORATION COM        COM            060505104      7,044.91    578,400.00 SH          SOLE              578,400.00
BANK OF AMERICA CORPORATION COM        COM            060505954        349.45     24,100.00 SH  PUT     SOLE               24,100.00
BARCLAYS BK PLC DJUBS
 CMDT ETN36                            ETN            06740C958        514.15      1,159.00 SH  PUT     SOLE                1,159.00
BARRICK GOLD CORP COM                  COM            067901108     21,110.38    718,040.00 SH          SOLE              718,040.00
B/E AEROSPACE INC COM                  COM            073302101     13,561.33    224,935.00 SH          SOLE              224,935.00
BIO-REFERENCE LABS INC                 COM            09057G952        351.63        725.00 SH  PUT     SOLE                  725.00
BLACKROCK GLOBAL OPP EQTY
 TR COM                                COM            092501105      2,093.83    150,852.00 SH          SOLE              150,852.00
BLACKROCK ENERGY & RES TR COM          COM            09250U101      2,084.21     80,627.00 SH          SOLE               80,627.00
BOSTON PROPERTIES INC COM              COM            101121101      2,021.20     20,000.00 SH          SOLE               20,000.00
CSX CORP                               COM            126408953         16.72        929.00 SH  PUT     SOLE                  929.00
CEMEX SAB DE CV NOTE 3.250% 3/1   NOTE 3.250% 3/1     151290BB8     29,756.25 22,500,000.00 SH          SOLE                       0
CEMEX SAB DE CV NOTE 3.750% 3/1   NOTE 3.750% 3/1     151290BC6     30,431.25 22,500,000.00 SH          SOLE                       0
CENTRAL FD CDA LTD CL A                CL A           153501101      1,996.91    103,093.00 SH          SOLE              103,093.00
CHART ACQUISITION CORP UNIT
 99/99/9999                           UNIT            161151204      7,605.00    750,000.00 SH          SOLE              750,000.00
CHESAPEAKE ENERGY CORP NOTE
 2.750%11/1                       NOTE 2.750% 11/1    165167BW6     17,565.63 17,500,000.00 SH          SOLE                       0
CHESAPEAKE ENERGY CORP NOTE
 2.500% 5/1                       NOTE 2.500% 5/1     165167BZ9      5,775.65  6,000,000.00 SH          SOLE                       0
CHEVRON CORP NEW                       COM            166764900        156.63        391.00 SH  CALL    SOLE                  391.00
CHEVRON CORP NEW                       COM            166764950         22.07        187.00 SH  PUT     SOLE                  187.00
CISCO SYS INC COM                      COM            17275R102      4,743.37    226,847.00 SH          SOLE              226,847.00
CISCO SYS INC CALL                     COM            17275R902        329.71     12,681.00 SH  CALL    SOLE               12,681.00
CISCO SYS INC PUT                      COM            17275R952        860.00     10,000.00 SH  PUT     SOLE               10,000.00
CITIGROUP INC COM NEW                  COM            172967424     19,735.86    446,109.00 SH          SOLE              446,109.00
CITIGROUP INC CALL                     COM            172967904      2,429.78     13,656.00 SH  CALL    SOLE               13,656.00
CLEAN ENERGY FUELS CORP                COM            184499951        595.98      1,806.00 SH  PUT     SOLE                1,806.00
COINSTAR INC COM                       COM            19259P300         47.03        805.00 SH          SOLE                  805.00
COINSTAR INC PUT                       COM            19259P950        429.40        760.00 SH  PUT     SOLE                  760.00
COVANTA HLDG CORP NOTE
 3.250% 6/0                       NOTE 3.250% 6/0     22282EAC6     29,137.50 22,500,000.00 SH          SOLE                       0
DANA HLDG CORP COM                     COM            235825205     13,160.54    738,112.00 SH          SOLE              738,112.00
DARDEN RESTAURANTS INC COM             COM            237194105        723.52     14,000.00 SH          SOLE               14,000.00
DEVELOPERS DIVERSIFIED RLTY
 NOTE 1.750%11/1                  NOTE 1.750% 11/1    251591AX1     17,831.25 15,000,000.00 SH          SOLE                       0
DOMTAR CORP COM NEW                    COM            257559203     37,877.86    487,991.00 SH          SOLE              487,991.00
DOMTAR CORP CALL                       COM            257559903        915.33      4,465.00 SH  CALL    SOLE                4,465.00

DRYSHIPS INC. NOTE 5.000%12/0     NOTE 5.000% 12/0    262498AB4     76,475.00 87,400,000.00 SH          SOLE                       0
DYNEGY INC NEW DEL COM                 COM            26817R108      1,571.35     65,500.00 SH          SOLE               65,500.00
ELECTRONIC ARTS INC COM                COM            285512109     18,947.35  1,070,472.00 SH          SOLE            1,070,472.00
ENCANA CORP COM                        COM            292505104      4,122.70    211,855.00 SH          SOLE              211,855.00
EQUINIX INC NOTE 4.750% 6/1       NOTE 4.750% 6/1     29444UAH9     47,452.50 18,000,000.00 SH          SOLE                       0
EXELON CORP COM                        COM            30161N101      4,422.06    128,250.00 SH          SOLE              128,250.00
FIDELITY NATIONAL FINANCIAL
 CL A                                  CL A           31620R105     33,316.92  1,320,528.00 SH          SOLE            1,320,528.00
FLEETCOR TECHNOLOGIES INC COM          COM            339041105     11,952.01    155,889.00 SH          SOLE              155,889.00
FLEETCOR TECHNOLOGIES INC CALL         COM            339041905      7,630.16      6,008.00 SH  CALL    SOLE                6,008.00
FORD MTR CO DEL COM PAR $0.01          COM            345370860      4,091.03    311,105.00 SH          SOLE              311,105.00
GENERAL ELECTRIC CO CALL               COM            369604903        219.16      7,462.00 SH  CALL    SOLE                7,462.00
GENERAL ELECTRIC CO PUT                COM            369604953        144.00      4,000.00 SH  PUT     SOLE                4,000.00
GENERAL MTRS CO *W EXP
 07/10/201                        *W EXP 07/10/201    37045V118     18,500.00  1,000,000.00 SH          SOLE            1,000,000.00
GENERAL MTRS CO *W EXP
 07/10/201                        *W EXP 07/10/201    37045V126     11,812.50  1,000,000.00 SH          SOLE            1,000,000.00
GILEAD SCIENCES INC NOTE
 1.000% 5/0                       NOTE 1.000% 5/0     375558AN3     27,117.19 12,500,000.00 SH          SOLE                       0
GOLDMAN SACHS GROUP INC COM            COM            38141G104      3,608.85     24,525.00 SH          SOLE               24,525.00
GOLDMAN SACHS GROUP INC CALL           COM            38141G904        224.62      1,005.00 SH  CALL    SOLE                1,005.00
GOLDMAN SACHS GROUP INC PUT            COM            38141G954      1,173.94      5,250.00 SH  PUT     SOLE                5,250.00
GOODYEAR TIRE & RUBR CO COM            COM            382550101     10,496.56    832,400.00 SH          SOLE              832,400.00
GOOGLE INC CL A                        CL A           38259P508     29,457.72     37,099.00 SH          SOLE               37,099.00
GRACE W R & CO DEL NEW COM             COM            38388F108     22,945.21    296,029.00 SH          SOLE              296,029.00
GROUP 1 AUTOMOTIVE INC FRNT
 2.250% 6/1                       FRNT 2.250% 6/1     398905AE9     17,289.60 15,000,000.00 SH          SOLE                       0
HANESBRANDS INC COM                    COM            410345102     45,884.62  1,007,125.00 SH          SOLE            1,007,125.00
HEALTH CARE REIT INC NOTE
 3.000%12/0                       NOTE 3.000% 12/0    42217KAR7     19,451.10 15,000,000.00 SH          SOLE                       0
HESS CORP                              COM            42809H907     13,500.20     11,380.00 SH  CALL    SOLE               11,380.00
INDIA FD INC COM                       COM            454089103          0.91         43.00 SH          SOLE                   43.00
INTEROIL CORP                          COM            460951906        335.75        850.00 SH  CALL    SOLE                  850.00
INTEROIL CORP                          COM            460951956        871.25        850.00 SH  PUT     SOLE                  850.00
ISHARES INC MSCI JAPAN                 ETF            464286848     39,557.19  3,662,703.00 SH          SOLE            3,662,703.00
ISHARES INC MSCI STH KOR CAP           ETF            464286902      4,935.00     15,000.00 SH  CALL    SOLE               15,000.00
ISHARES INC MSCI MEXICO CAP            ETF            464286952      2,450.00     15,000.00 SH  PUT     SOLE               15,000.00
ISHARES TR MSCI EMERG MKT              ETF            464287234      2,393.97     55,960.00 SH          SOLE               55,960.00
ISHARES TR FTSE CHINA25 IDX            ETF            464287904      1,827.45     53,726.00 SH  CALL    SOLE               53,726.00
ISHARES TR HIGH YLD CORP               ETF            464288513     40,306.32    427,200.00 SH          SOLE              427,200.00
JPMORGAN CHASE & CO COM                COM            46625H100     10,546.89    222,227.00 SH          SOLE              222,227.00
KKR & CO L P DEL COM UNITS         COM UNITS          48248M102      2,311.12    119,623.00 SH          SOLE              119,623.00
KOHLS CORP COM                         COM            500255104     18,360.48    398,016.00 SH          SOLE              398,016.00
LEXMARK INTL NEW                       CL A           529771907      1,800.00     10,000.00 SH  CALL    SOLE               10,000.00
MBIA INC PUT                           COM            55262C950      2,022.00     12,000.00 SH  PUT     SOLE               12,000.00
MARKET VECTORS ETF TR GOLD
 MINER ETF                             ETF            57060U100     10,219.50    270,000.00 SH          SOLE              270,000.00
MARKET VECTORS ETF TR GOLD
 MINER ETF                             ETF            57060U900        530.00      5,500.00 SH  CALL    SOLE                5,500.00
MCCLATCHY CO CL A                      CL A           579489105     13,619.02  4,696,215.00 SH          SOLE            4,696,215.00
MCDONALDS CORP CALL                    COM            580135901          4.03         36.00 SH  CALL    SOLE                   36.00
MCDONALDS CORP PUT                     COM            580135951          1.74         32.00 SH  PUT     SOLE                   32.00
MEDTRONIC INC NOTE 1.625% 4/1     NOTE 1.625% 4/1     585055AM8     20,012.50 20,000,000.00 SH          SOLE                       0
MERITAGE HOMES CORP COM                COM            59001A102      8,490.09    181,180.00 SH          SOLE              181,180.00
MERITOR INC COM                        COM            59001K100      8,468.83  1,790,450.00 SH          SOLE            1,790,450.00

METLIFE INC COM                        COM            59156R108     14,590.44    383,757.00 SH          SOLE              383,757.00
MOLYCORP INC DEL COM                   COM            608753109      1,182.98    227,497.00 SH          SOLE              227,497.00
NRG ENERGY INC COM NEW                 COM            629377508     49,785.68  1,879,414.00 SH          SOLE            1,879,414.00
NETAPP INC NOTE 1.750% 6/0        NOTE 1.750% 6/0     64110DAB0      5,403.13  5,000,000.00 SH          SOLE                       0
NEWS CORP CL A                         CL A           65248E104     32,484.21  1,064,358.00 SH          SOLE            1,064,358.00
NORFOLK SOUTHERN CORP                  COM            655844958         10.01         69.00 SH  PUT     SOLE                   69.00
NUCOR CORP COM                         COM            670346105      3,845.82     83,333.00 SH          SOLE               83,333.00
NUVEEN SELECT QUALITY MUN
 FD COM                                COM            670973106        394.99     26,280.00 SH          SOLE               26,280.00
PARKER DRILLING CO COM                 COM            701081101      7,826.55  1,828,634.00 SH          SOLE            1,828,634.00
PARKER DRILLING CO CALL                COM            701081901         17.51      2,334.00 SH  CALL    SOLE                2,334.00
PENN NATL GAMING INC COM               COM            707569109     29,254.49    537,470.00 SH          SOLE              537,470.00
PENNEY J C INC                         COM            708160956      4,340.27     19,357.00 SH  PUT     SOLE               19,357.00
PRUDENTIAL FINL INC COM                COM            744320102     22,285.30    377,781.00 SH          SOLE              377,781.00
PRUDENTIAL FINL INC PUT                COM            744320952          4.44         19.00 SH  PUT     SOLE                   19.00
QUALCOMM INC COM                       COM            747525103     27,118.83    405,061.00 SH          SOLE              405,061.00
RADIO ONE INC CL D NON VTG             CL D           75040P405      7,053.51  4,173,675.00 SH          SOLE                       0
RADNET INC COM                         COM            750491102      7,646.62  2,730,935.00 SH          SOLE            2,730,935.00
RALPH LAUREN CORP CL A                 CL A           751212101        657.77      3,885.00 SH          SOLE                3,885.00
RALPH LAUREN CORP PUT                  CL A           751212951        169.40        242.00 SH  PUT     SOLE                  242.00
RANGE RES CORP COM                     COM            75281A109     27,178.55    335,372.00 SH          SOLE              335,372.00
RAYONIER TRS HLDGS INC NOTE
 4.500% 8/1                       NOTE 4.500% 8/1     75508AAC0     26,746.88 15,000,000.00 SH          SOLE                       0
ROCK-TENN CO CL A                      CL A           772739207     30,238.13    325,877.00 SH          SOLE              325,877.00
ROCK-TENN CO CALL                      CL A           772739907      5,969.21      6,175.00 SH  CALL    SOLE                6,175.00
SPDR S&P 500 ETF TR CALL               ETF            78462F903         35.01         64.00 SH  CALL    SOLE                   64.00
SPDR GOLD TRUST CALL                   ETF            78463V907        155.00      4,000.00 SH  CALL    SOLE                4,000.00
SPDR SERIES TRUST CALL                 ETF            78464A905        582.50      5,000.00 SH  CALL    SOLE                5,000.00
SPDR SERIES TRUST PUT                  ETF            78464A955        855.67      7,231.00 SH  PUT     SOLE                7,231.00
SCHLUMBERGER LTD COM                   COM            806857108     12,964.96    173,120.00 SH          SOLE              173,120.00
SCHLUMBERGER LTD PUT                   COM            806857958      1,717.74      3,181.00 SH  PUT     SOLE                3,181.00
SCRIPPS E W CO OHIO CL A NEW           CL A           811054402     51,176.90  4,254,106.00 SH          SOLE            4,254,106.00
SELECT SECTOR SPDR TR SBI
 INT-ENERGY                            ETF            81369Y506      4,548.13     57,339.00 SH          SOLE               57,339.00
SELECT SECTOR SPDR TR PUT              ETF            81369Y955        398.52      6,459.00 SH  PUT     SOLE                6,459.00
SELECT SECTOR SPDR TR PUT              ETF            81369Y956        627.72      7,799.00 SH  PUT     SOLE                7,799.00
SPECTRUM PHARMACEUTICALS INC
 COM                                   COM            84763A108      4,746.33    636,237.00 SH          SOLE              636,237.00
SPECTRUM PHARMACEUTICALS INC
 PUT                                   COM            84763A958        253.51        502.00 SH  PUT     SOLE                  502.00
SPRINT NEXTEL CORP                     COM            852061900      8,859.20     39,200.00 SH  CALL    SOLE               39,200.00
STARBUCKS CORP                         COM            855244909         37.90        229.00 SH  CALL    SOLE                  229.00
TELEFLEX INC NOTE 3.875% 8/0      NOTE 3.875% 8/0     879369AA4     21,834.38 15,000,000.00 SH          SOLE                       0
TESORO CORP                         COM UNIT LP       881609901     33,708.95     30,229.00 SH  CALL    SOLE               30,229.00
TEXAS INDS INC                         COM            882491953      4,860.00     12,000.00 SH  PUT     SOLE               12,000.00
U S AIRWAYS GROUP INC COM              COM            90341W108      1,697.00    100,000.00 SH          SOLE              100,000.00
UNION PAC CORP                         COM            907818908         52.20        133.00 SH  CALL    SOLE                  133.00
UNITED CONTL HLDGS INC                 COM            910047959        110.00      4,000.00 SH  PUT     SOLE                4,000.00
UNITED STATES STL CORP NEW COM         COM            912909108      8,502.00    436,000.00 SH          SOLE              436,000.00
UNITED STATES STL CORP NEW
 NOTE 4.000% 5/1                  NOTE 4.000% 5/1     912909AE8     42,490.01 40,500,000.00 SH          SOLE                       0
VERINT SYS INC COM                     COM            92343X100     27,448.50    750,985.00 SH          SOLE              750,985.00
VERSO PAPER CORP COM                   COM            92531L108      2,052.43  1,554,871.00 SH          SOLE            1,554,871.00

WELLS FARGO & CO NEW COM               COM            949746101        369.90     10,000.00 SH          SOLE               10,000.00
WELLS FARGO & CO NEW COM               COM            949746901         37.12      1,515.00 SH  CALL    SOLE                1,515.00
WELLS FARGO & CO NEW COM               COM            949746951        100.63      1,502.00 SH  PUT     SOLE                1,502.00
WESCO INTL INC DBCV 6.000% 9/1    DBCV 6.000% 9/1     95082PAH8     35,420.63 13,500,000.00 SH          SOLE                       0
WESTPORT INNOVATIONS INC               COM            960908959        327.50        500.00 SH  PUT     SOLE                  500.00
WEATHERFORD INTERNATIONAL LTD       REG SHS           H27013903        797.38     13,928.00 SH  CALL    SOLE               13,928.00
NOBLE CORPORATION BAAR
 NAMEN -AKT                        NAMEN - AKT        H5833N103      4,177.43    109,500.00 SH          SOLE              109,500.00
MELLANOX TECHNOLOGIES LTD              SHS            M51363903        623.00      1,780.00 SH  CALL    SOLE                1,780.00
TARO PHARMACEUTICAL INDS LTD
 SHS                                   SHS            M8737E108     38,243.93    651,737.00 SH          SOLE              651,737.00
ROYAL CARIBBEAN CRUISES LTD COM        COM            V7780T103     18,056.53    543,544.00 SH          SOLE              543,544.00
OCEAN RIG UDW INC SHS                  SHS            Y64354205        466.38     28,950.00 SH          SOLE               28,950.00

                                                     Total Value 1,643,434.27
                                                     Total Items       149.00